Document and Entity Information	Dec. 22, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Core Scientific, Inc./tx
Amendment Flag	true
Entity Central Index Key	0001839341
Document Type	8-K/A
Document Period End Date	Dec. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	210 Barton Springs Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(512)
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 27, 2022, Core Scientific Inc. (the “Company”) filed a Current Report on Form 8-K (the “Report”) with the Securities and Exchange Commission to report, among other things, that the Company received written notice from the staff of the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the staff of Nasdaq had determined that the Company’s common stock will be delisted from Nasdaq. This Amendment No. 1 to the Current Report on Form 8-K/A amends and restates Item 3.01 of the Report to include additional information relating to the Delisting Notice (as defined below).
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrants Exercisable For Shares Of Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, exercisable for shares of common stock
Trading Symbol	CORZW
Security Exchange Name	NASDAQ